Debt - Additional Information (Detail) € in Thousands, SFr in Thousands, $ in Thousands																	1 Months Ended	12 Months Ended
	Dec. 23, 2019 MXN ($)	Oct. 11, 2019 USD ($)	Sep. 27, 2019 USD ($)	Sep. 23, 2019 USD ($)	Jul. 29, 2019 USD ($)	Jun. 28, 2019 USD ($)	Nov. 30, 2018 USD ($)	Nov. 09, 2018 USD ($)	Oct. 23, 2018 USD ($)	Aug. 23, 2018 USD ($)	Jun. 26, 2018 USD ($)	Jun. 04, 2018 USD ($)	May 24, 2018 USD ($)	Mar. 27, 2018 USD ($)	Mar. 05, 2018 USD ($)	Feb. 12, 2018 USD ($)	Nov. 30, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Apr. 30, 2020 USD ($)	Jan. 30, 2020 USD ($)	Jan. 21, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Nov. 14, 2019 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 28, 2018 USD ($)	Dec. 28, 2018 MXN ($)	Jun. 04, 2018 CHF (SFr)	May 24, 2018 EUR (€)	Apr. 16, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 15, 2017 USD ($)	Nov. 15, 2017 MXN ($)
Disclosure of debt [line items]
Internal net debt																														$ 4,350,000						$ 30,000,000
External net debt																													$ 5,422,500,000						$ 6,182,800,000
Borrowings										$ 200,000,000																$ 2,035,079,540		$ 1,913,377,218	$ 5,640,000,000	$ 112,000,000					$ 7,813,000,000	$ 143,000,000
Debt securities issued | €																																€ 600,000
Interest rate																								6.95%
Maturity				2027			2028			2023	December 26, 2025						2023
Principal amount of debt																										1,947,986,835		2,045,835,422
Line of credit																		$ 6,780,000,000		$ 6,400,000,000						16,000,000		32,500,000
Interest rate basis description											LIBOR plus 300 basis points
Prior size of the Medium Term Notes Program																									$ 102,000,000,000
New size of the Medium Term Notes Program																									$ 112,000,000,000
Line of credit to ensure liquidity																		7,450,000,000		6,700,000,000						$ 37,000,000		$ 26,200,000
Revolving credit facility amount																				21,449,200,000
Repayment of revolving credit lines																			$ 1,185,042,283		$ 841,033,392	$ 642,059,819
Revolving credit amount outstanding																							$ 0											$ 350,000,000
Borrowings interest rate description											LIBOR plus 300 basis points
Revolving credit line [member]
Disclosure of debt [line items]
Debt securities issued																											$ 28,000,000,000
Repayment of revolving credit lines																				21,099,000,000
Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings			$ 334,442,000
Total debt securities issued													$ 3,150,000,000
Notes issued													102,000,000,000
Debt securities issued													$ 650,000,000
Interest rate													2.50%																			2.50%
Maturity			2022										August 24, 2023
Revolving Credit Facility Due 2024 [Member]
Disclosure of debt [line items]
Maturity						2024
Revolving credit maximum borrowing capacity						$ 5,500,000,000
Term Loan Facility Due 2024 [Member]
Disclosure of debt [line items]
Maturity						2024
Revolving credit maximum borrowing capacity						$ 2,500,000,000
CreditLline Due 2028 [Member]
Disclosure of debt [line items]
Maturity					2028
Revolving credit maximum borrowing capacity					$ 206,901,000
Certificados Bursatiles [member]
Disclosure of debt [line items]
Debt securities issued	$ 5,100,368
Interest rate basis description	TIIE plus 1%
Borrowings interest rate description	TIIE plus 1%
Borrowings, adjustment to interest rate basis	1.00%
Notional amount	$ 100,000,000
Floating interest rate at libor [member]
Disclosure of debt [line items]
Borrowings				$ 96,970,000
Maturity		2022		2022
Principal amount of debt		$ 120,000
Floating interest rate at libor [member] | Bilateral credit line [member]
Disclosure of debt [line items]
Interest rate basis description							interest at a floating rate linked to LIBOR plus 80 basis points
Borrowings interest rate description							interest at a floating rate linked to LIBOR plus 80 basis points
5.500% Bonds due 2044 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings			$ 730,486,000
Interest rate			5.50%
Maturity			2044
5.625% Bonds due 2046 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings			$ 277,215,000
Interest rate			5.625%
Maturity			2046
70 basis points, due February 2025 [member]
Disclosure of debt [line items]
Maturity														2025
Line of credit														$ 181,101,000
Interest rate basis description														LIBOR plus 70 basis points
Borrowings interest rate description														LIBOR plus 70 basis points
2.500% Notes due on November 24, 2022 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Maturity													November 24, 2022
3.625% Notes due on November 24, 2025 [member]
Disclosure of debt [line items]
Debt securities issued													$ 650,000,000
Interest rate													3.625%																			3.625%
Maturity													November 24, 2025
4.750% Notes due on February 26, 2029 [member]
Disclosure of debt [line items]
Debt securities issued													$ 1,250,000,000
Interest rate													4.75%																			4.75%
Maturity													February 26, 2029
300 basis point due December 26, 2025 [member]
Disclosure of debt [line items]
Line of credit											$ 250,000,000
6.490% notes due 2027 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings			$ 1,102,232,000
Interest rate			6.49%
Maturity			2027
6.840% notes due 2030 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings		$ 7,245,000	$ 1,163,586,000
Interest rate		6.84%	6.84%
Maturity			2030
7.690% notes due 2050 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings		$ 617,000
Interest rate		7.69%
Maturity		2050
8.625% Bonds due 2022 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings		$ 10,000	$ 53,310,000
Interest rate		8.625%	8.625%
Maturity		2022	2022
5.375% Notes due 2022 [member]
Disclosure of debt [line items]
Borrowings		$ 500,000
Interest rate		5.375%
Maturity		2022
5.375% Notes due 2022 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings			$ 654,668,000
Interest rate			5.375%
Maturity			2022
4.875% Notes due 2022 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings			$ 7,698,000
Interest rate			4.875%
Maturity			2022
3.500% notes due to 2023 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings		$ 4,247,000	$ 389,985,000
Interest rate		3.50%	3.50%
Maturity		2023	2023
4.625% notes due to 2023 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings			$ 612,735,000
Interest rate		4.625%	4.625%
Maturity		2023	2023
Principal amount of debt		$ 3,050,000
8.625% Bonds due 2023 [member] | Revolving credit line [member]
Disclosure of debt [line items]
Borrowings		$ 20,000
Interest rate		8.625%
Maturity		2023
8.625% Bonds due 2023 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings			$ 58,982,000
Interest rate			8.625%
Maturity			2023
4.875% Notes due 2024 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings		$ 595,000	$ 466,787,000
Interest rate		4.875%	4.875%
Maturity		2024	2024
4.250% Notes due 2025 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings			$ 208,769,000
Interest rate			4.25%
Maturity			2025
6.500% notes due 2041 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings			$ 1,439,479,000
Interest rate			6.50%
Maturity			2041
6.375% Notes due 2045 [member] | Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings			$ 1,439,519,000
Interest rate			6.375%
Maturity			2045
P.M.I. Holdings, B.V. [member]
Disclosure of debt [line items]
Revolving credit facility amount																		22,456,000,000
Repayment of revolving credit lines																		21,600,000,000
Revolving credit amount outstanding																		$ 1,556,000,000		$ 700,000,000
Series C medium term notes program [member]
Disclosure of debt [line items]
Borrowings							$ 250,000,000					$ 102,000,000,000					$ 250,000,000
Total debt securities issued																$ 4,000,000,000								$ 5,000,000,000
Notes issued																92,000,000,000
Prior size of the Medium Term Notes Program																																	$ 92,000,000,000
New size of the Medium Term Notes Program																																	$ 102,000,000,000
Disbursement amount received								$ 9,000,000,000
Series C medium term notes program [member] | 3.125% Notes due 2019 [member]
Disclosure of debt [line items]
Borrowings															$ 138,598,000
Interest rate															3.125%
Maturity															2019
Series C medium term notes program [member] | 5.35% Notes due 2028 [member]
Disclosure of debt [line items]
Debt securities issued																$ 2,500,000,000
Interest rate																5.35%
Maturity																2028
Series C medium term notes program [member] | 6.35% Bonds due 2048 [member]
Disclosure of debt [line items]
Debt securities issued																$ 1,500,000,000
Interest rate																6.35%
Maturity																2048
Series C medium term notes program [member] | 5.500% Bonds due 2044 [member]
Disclosure of debt [line items]
Borrowings																$ 952,454,000
Interest rate																5.50%
Maturity																2044
Series C medium term notes program [member] | 6.350% Bonds due 2048 [member]
Disclosure of debt [line items]
Borrowings																$ 881,899,000
Interest rate																6.35%
Maturity																2048
Series C medium term notes program [member] | 5.625% Bonds due 2046 [member]
Disclosure of debt [line items]
Borrowings																$ 1,021,065,000
Interest rate																5.625%
Maturity																2046
Series C medium term notes program [member] | 6.350% Bonds due 2048 [member]
Disclosure of debt [line items]
Borrowings																$ 946,764,000
Interest rate																6.35%
Maturity																2048
Series C medium term notes program [member] | 5.500% Notes due 2019 [member]
Disclosure of debt [line items]
Borrowings															$ 558,644
Interest rate															5.50%
Maturity															2019
Series C medium term notes program [member] | 8.000% Notes due 2019 [member]
Disclosure of debt [line items]
Borrowings															$ 91,843,000
Interest rate															8.00%
Maturity															2019
Series C medium term notes program [member] | 6.000% Notes due 2020 [member]
Disclosure of debt [line items]
Borrowings				$ 491,803,000											$ 183,017,000
Interest rate				6.00%											6.00%
Maturity				2020											2020
Series C medium term notes program [member] | 3.500% Notes due 2020 [member]
Disclosure of debt [line items]
Borrowings				$ 242,511,000											$ 817,303,000
Interest rate				3.50%											3.50%
Maturity				2020											2020
Series C medium term notes program [member] | 1.750% Notes due 2023 [member]
Disclosure of debt [line items]
Debt securities issued | SFr																															SFr 365,000
Interest rate												1.75%																			1.75%
Maturity												2023
Series C medium term notes program [member] | 6.500% notes due 2029 [member]
Disclosure of debt [line items]
Debt securities issued									$ 2,000,000,000			$ 102,000,000,000
Interest rate									6.50%
Maturity									2029
Series C medium term notes program [member] | 6.490% notes due 2027 [member]
Disclosure of debt [line items]
Borrowings		$ 8,198,000		$ 1,250,000,000
Debt securities issued				$ 102,000,000,000
Interest rate		6.49%		6.49%
Maturity		2027
Series C medium term notes program [member] | 6.840% notes due 2030 [member]
Disclosure of debt [line items]
Borrowings				$ 3,250,000,000
Interest rate				6.84%
Maturity		2030		2030
Series C medium term notes program [member] | 7.690% notes due 2050 [member]
Disclosure of debt [line items]
Borrowings		$ 617	$ 5,065,788,000	$ 3,000,000,000
Interest rate		7.69%	7.69%	7.69%
Maturity		2050	2050	2050
Series C medium term notes program [member] | 5.500% Notes due 2021 [member]
Disclosure of debt [line items]
Borrowings				$ 1,897,615,000
Interest rate				5.50%
Maturity				2021
Series C medium term notes program [member] | 6.375% Notes due 2021 [member]
Disclosure of debt [line items]
Borrowings				$ 883,977,000
Interest rate				6.375%
Maturity				2021
Series C medium term notes program [member] | 8.625% Bonds due 2022 [member]
Disclosure of debt [line items]
Borrowings				$ 17,316,000
Interest rate				8.625%
Maturity				2022
Series C medium term notes program [member] | 5.375% Notes due 2022 [member]
Disclosure of debt [line items]
Borrowings				$ 235,177,000
Interest rate				5.375%
Maturity				2022
Series C medium term notes program [member] | 4.875% Notes due 2022 [member]
Disclosure of debt [line items]
Borrowings				$ 361,601,000
Interest rate				4.875%
Maturity				2022
Series C medium term notes program [member] | 4.875% Notes due 2022 [member]
Disclosure of debt [line items]
Borrowings			$ 940,618,000
Series C medium term notes program [member] | 3.500% notes due to 2023 [member]
Disclosure of debt [line items]
Borrowings				$ 344,853,000
Interest rate				3.50%
Maturity				2023
Series C medium term notes program [member] | 4.625% notes due to 2023 [member]
Disclosure of debt [line items]
Borrowings				$ 433,946,000
Interest rate				4.625%
Maturity				2023
Series C medium term notes program [member] | 4.250% Notes due 2025 [member]
Disclosure of debt [line items]
Borrowings		$ 273,000
Interest rate		4.25%
Maturity		2025